UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: February 28

Date of reporting period: August 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Western Asset Short Duration Municipal Income Fund
Class A [SHDAX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$28	0.55%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$304,632,623
Total Number of Portfolio Holdings	144
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration Municipal Income Fund	PAGE 1	7744-STSR-1025

Western Asset Short Duration Municipal Income Fund
Class C [SHDLX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$48	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$304,632,623
Total Number of Portfolio Holdings	144
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration Municipal Income Fund	PAGE 1	7746-STSR-1025

Western Asset Short Duration Municipal Income Fund
Class C2 [CIABX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C2	$56	1.11%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$304,632,623
Total Number of Portfolio Holdings	144
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration Municipal Income Fund	PAGE 1	7312-STSR-1025

Western Asset Short Duration Municipal Income Fund
Class I [SMDYX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$20	0.40%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$304,632,623
Total Number of Portfolio Holdings	144
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration Municipal Income Fund	PAGE 1	7747-STSR-1025

Western Asset Short Duration Municipal Income Fund
Class IS [SHDSX]	Semi-Annual Shareholder Report | August 31, 2025

This semi-annual shareholder report contains important information about Western Asset Short Duration Municipal Income Fund for the period March 1, 2025, to August 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$18	0.35%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$304,632,623
Total Number of Portfolio Holdings	144
Portfolio Turnover Rate	14%
WHAT DID THE FUND INVEST IN? (as of August 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Short Duration Municipal Income Fund	PAGE 1	7985-STSR-1025

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Short Duration Municipal Income Fund
Financial Statements and Other Important Information
Semi-Annual  | August 31, 2025

franklintempleton.com
Financial Statements and Other Important Information — Semi-Annual

Schedule of Investments (unaudited)
August 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 97.6%
Alabama — 3.4%
Black Belt Energy Gas District, AL, Gas Project Revenue:
Project No 7, Series C-2 (SIFMA Municipal Swap Index Yield + 0.350%)	3.080%	12/1/26	$750,000	$739,790 (a)(b)
Series C	5.000%	7/1/27	1,250,000	1,292,152
Series C	5.000%	7/1/28	1,500,000	1,576,659
Series E	5.000%	6/1/28	2,000,000	2,087,204 (a)(b)
Southeast Alabama Gas Supply District, Gas Supply Revenue, Project No 1, Series A, Refunding	5.000%	4/1/27	2,285,000	2,353,163
Southeast Energy Authority, AL, Cooperative District, Energy Supply Revenue:
Series B	5.000%	1/1/27	750,000	765,616
Series B	5.000%	7/1/27	1,500,000	1,543,289
Total Alabama				10,357,873
Arizona — 2.9%
Chandler, AZ, IDA Revenue, Intel Corp. Project	4.000%	6/1/29	3,765,000	3,803,955 (a)(b)(c)
Coconino County, AZ, Pollution Control Corp. Revenue, Nevada Power Company Project, Series A, Refunding	4.125%	3/31/26	1,000,000	1,002,446 (a)(b)(c)
Maricopa County, AZ, IDA Revenue, Banner Health Obligation Group, Series A, Refunding	5.000%	1/1/31	2,025,000	2,079,559
Maricopa County, AZ, Pollution Control Corp. Revenue, Public Service Company of New Mexico Palo Verde Project, Series A, Refunding	0.875%	10/1/26	2,000,000	1,944,486 (a)(b)
Total Arizona				8,830,446
California — 7.7%
California State Community Choice Financing Authority Revenue, Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	2,435,000	2,474,289 (a)(b)
California State Infrastructure & Economic Development Bank Revenue, Los Angeles County Museum of Art, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.700%)	3.430%	6/1/26	2,285,000	2,274,593 (a)(b)
California State PCFA Solid Waste Disposal Revenue, Series B-2, Refunding	3.125%	11/3/25	975,000	973,654 (a)(b)(c)
Gilroy, CA, USD, GO, Unrefunded, AG	0.000%	8/1/30	1,840,000	1,606,000
Long Beach, CA, Bond Finance Authority Revenue, Natural Gas Purchase, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	4.447%	11/15/27	2,000,000	2,025,703 (b)
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
California — continued
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Subordinated, Series C	5.000%	5/15/29	$4,690,000	$4,903,073 (c)
Northern California Energy Authority, Commodity Supply Revenue, Refunding	5.000%	8/1/28	1,050,000	1,105,765
Sacramento County, CA, Airport System Senior Revenue:
Series A	5.000%	7/1/29	750,000	806,026 (c)
Series A	5.000%	7/1/30	500,000	543,013 (c)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, Series A, Refunding	5.000%	5/1/30	4,825,000	5,246,654 (c)
Ventura County, CA, Rio Elementary School District, GO, BAN, BAM	0.000%	7/1/28	1,505,000	1,391,933
Total California				23,350,703
Colorado — 4.6%
City & County of Denver, CO, Airport System Revenue:
Series A, Refunding	5.000%	11/15/29	3,025,000	3,276,955 (c)
Series B, Refunding	5.000%	11/15/27	3,620,000	3,794,149 (c)
Subordinated, Series A, Refunding	5.000%	12/1/31	6,510,000	6,813,609 (c)
Total Colorado				13,884,713
Connecticut — 5.2%
Connecticut State HEFA Revenue, Yale University Issue, Series T-2	5.000%	7/1/29	3,000,000	3,290,275
Connecticut State Housing Finance Authority Revenue, Housing Mortgage Finance Program, Series A, Refunding	0.600%	11/15/26	850,000	819,931
Connecticut State, GO:
Series A	5.000%	4/15/29	4,275,000	4,447,695
Series D, BAM-TCRS	4.000%	8/15/30	7,250,000	7,336,403
Total Connecticut				15,894,304
District of Columbia — 3.2%
District of Columbia Revenue, Children’s Hospital Obligated Group Issue, Refunding	5.000%	7/15/28	1,060,000	1,068,917
Metropolitan Washington, DC, Airports Authority Aviation Revenue:
Series A, Refunding	5.000%	10/1/27	1,955,000	2,043,247 (c)
Series A, Refunding	5.000%	10/1/29	3,040,000	3,287,017 (c)
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
District of Columbia — continued
Series A, Refunding	5.000%	10/1/30	$3,000,000	$3,279,880 (c)
Total District of Columbia				9,679,061
Florida — 2.1%
Florida State Insurance Assistance Interlocal Agency Inc., Insurance Assessment Revenue, Series A-1, Refunding	5.000%	9/1/28	4,500,000	4,603,816
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, Series A	5.000%	10/1/30	1,665,000	1,779,694 (c)
Palm Beach County, FL, Health Facilities Authority Revenue, Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Refunding	4.000%	6/1/26	175,000	175,546
Total Florida				6,559,056
Georgia — 1.7%
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project, Series A, Refunding	3.600%	2/1/30	1,260,000	1,283,339 (a)(b)
Main Street Natural Gas Inc., GA, Gas Supply Revenue:
Series A	5.000%	12/1/26	1,000,000	1,025,040
Series A	5.000%	12/1/27	500,000	521,960
Series E	5.000%	12/1/27	650,000	675,958
Series E	5.000%	12/1/31	1,500,000	1,610,631
Total Georgia				5,116,928
Illinois — 3.3%
Cook County, IL, School District No 87, Berkeley, GO, AG	5.000%	12/1/25	500,000	502,970
Illinois State, GO:
Series A	5.000%	3/1/28	2,090,000	2,210,255
Series B	5.000%	5/1/29	1,425,000	1,538,783
Series D	5.000%	11/1/27	1,930,000	2,025,590
Series of October 2016, Refunding	5.000%	2/1/28	2,305,000	2,380,167
Metropolitan Pier & Exposition Authority, IL, Revenue, McCormick Place Expansion Project, Series B, Refunding	4.000%	12/15/27	1,270,000	1,301,957
Total Illinois				9,959,722
Indiana — 3.4%
Indiana State Finance Authority, Environmental Improvement Revenue, United States Steel Corp. Project, Series A, Refunding	4.125%	12/1/26	1,500,000	1,507,819
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Indiana — continued
Indiana State Finance Authority Revenue, Wastewater Utility, First Lien, CWA Authority Project, Series A, Refunding	5.000%	10/1/29	$1,310,000	$1,442,436
Indianapolis, IN, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, Series D, Refunding	5.000%	1/1/29	7,030,000	7,499,442 (c)
Total Indiana				10,449,697
Iowa — 0.2%
Iowa Tobacco Settlement Authority Revenue, Asset-Backed Senior Bonds, Class 1, Series A-2, Refunding	5.000%	6/1/28	500,000	524,945
Kentucky — 1.7%
Trimble County, KY, Environmental Facilities Revenue, Louisville Gas and Electric Company Project, Series A	4.700%	6/1/27	2,000,000	2,025,630 (a)(b)(c)
Trimble County, KY, PCR, Louisville Gas and Electric Company Project, Series A, Refunding	0.625%	9/1/26	3,250,000	3,161,982
Total Kentucky				5,187,612
Louisiana — 3.6%
Louisiana State Offshore Terminal Authority Revenue, Deep Water Port Bonds, Series A, Refunding	4.150%	9/1/27	4,000,000	4,061,249
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series A-3, Refunding	2.200%	7/1/26	140,000	139,095 (a)(b)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	4,080,000	4,059,442 (a)(b)
Marathon Oil Corp. Project, Series C, Refunding	3.300%	7/3/28	2,635,000	2,659,034 (a)(b)
Total Louisiana				10,918,820
Maryland — 1.2%
Maryland State Health & Higher EFA Revenue, University of Maryland, Medical System Issue, Series A, Refunding	5.000%	7/1/29	1,770,000	1,919,606
Maryland State, GO, State and Local Facilities Loan, Series A	5.000%	3/15/31	1,670,000	1,767,806
Total Maryland				3,687,412
Massachusetts — 0.3%
Massachusetts State DFA Revenue, Seven Hills Foundation and Affiliates Issue, Refunding	5.250%	9/1/26	880,000	897,226
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Michigan — 2.1%
Michigan State Finance Authority Revenue, Mclaren Health Care, Series D-1, Refunding	1.100%	10/15/27	$1,325,000	$1,268,091
Michigan State HDA Revenue, Series A	1.500%	6/1/29	1,730,000	1,604,854
Michigan State Strategic Fund Ltd. Obligation Revenue:
Consumers Energy Co. Project, Remarketing	0.875%	10/8/26	1,335,000	1,274,109 (a)(b)(c)
Graphic Packaging International, LLC, Coated Recycled Board Machine Project, Green Bonds	4.000%	10/1/26	2,000,000	1,989,508 (a)(b)(c)
Wayne County, MI, Airport Authority Revenue, Series F, Refunding	5.000%	12/1/27	400,000	400,867 (c)
Total Michigan				6,537,429
Mississippi — 0.5%
Mississippi State Development Bank Revenue, Jackson Infrastructure Project	5.000%	9/1/25	590,000	590,000
Warren County, MS, Mississippi Gulf Opportunity Zone Revenue, International Paper Company Project, Refunding	4.000%	9/1/32	875,000	889,158
Total Mississippi				1,479,158
Missouri — 0.8%
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Kansas City Power & Light Co. Project	4.050%	7/1/30	2,530,000	2,528,114 (a)(b)(c)
Nebraska — 1.1%
Sarpy County, NE, School District No 37, Gretna Public Schools, GO, AG	5.000%	12/15/30	2,000,000	2,100,536
Washington County, NE, Wastewater and Solid Waste Disposal Facilities Revenue, Cargill Incorporated Project, Refunding	0.900%	9/1/25	1,200,000	1,200,000 (a)(b)(c)
Total Nebraska				3,300,536
New Jersey — 7.3%
New Jersey State EDA Revenue:
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/27	445,000	462,264
Motor Vehicle Surcharges Subordinate, Series A, BAM, Refunding	5.000%	7/1/28	5,005,000	5,211,288
Natural Gas Facilities Revenue, Series C, Refunding	2.450%	4/1/26	2,250,000	2,240,227 (a)(b)(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series CC	5.000%	6/15/30	1,500,000	1,661,396
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Transportation System, CAB, Series A, BAM- TCRS	0.000%	12/15/27	$5,060,000	$4,765,139
Transportation System, CAB, Series C, AG	0.000%	12/15/29	2,830,000	2,506,656
Transportation System, CAB, Series C, AG	0.000%	12/15/32	2,840,000	2,221,732
New Jersey State, GO, COVID-19 Emergency Bonds, Series A	5.000%	6/1/29	1,865,000	2,037,151
Newark, NJ, GO, Qualified General Improvement, Series A, Refunding, State Aid Withholding	5.000%	7/15/29	1,000,000	1,081,799
Total New Jersey				22,187,652
New Mexico — 0.5%
New Mexico State Municipal Energy Acquisition Authority, Gas Supply Revenue:
Series 2025, Refunding	5.000%	5/1/28	640,000	671,889
Series 2025, Refunding	5.000%	5/1/29	850,000	904,803
Total New Mexico				1,576,692
New York — 11.6%
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	2,285,000	2,338,985
Long Island, NY, Power Authority Electric System Revenue:
Series B	3.000%	9/1/28	1,705,000	1,705,000 (a)(b)
Series B	3.000%	9/1/29	5,215,000	5,207,171 (a)(b)
Series B, Refunding	1.500%	9/1/26	3,680,000	3,624,784 (a)(b)
Series B, Refunding	5.000%	9/1/27	5,630,000	5,821,283 (a)(b)
MTA, NY, Transportation Revenue, Green Bonds, Series B-1, Refunding	5.000%	11/15/35	1,645,000	1,691,003
New York City, NY, HDC, MFH Revenue, Green Bonds, Series G, FHA, Refunding	0.600%	11/1/26	940,000	901,964
New York City, NY, Transportation Development Corp. Revenue, American Airlines Inc., John F. Kennedy International Airport Project, Refunding	2.250%	8/1/26	625,000	617,052 (c)
Port Authority of New York & New Jersey Revenue:
Consolidated Series 207, Refunding	5.000%	9/15/32	390,000	404,826 (c)
Consolidated Series 249, Refunding	5.000%	10/15/30	3,000,000	3,277,772 (c)
Triborough Bridge & Tunnel Authority, NY, Revenue, Payroll Mobility Tax BAN, Series B-2	5.000%	3/15/29	9,000,000	9,835,161
Total New York				35,425,001
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
North Carolina — 1.8%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Atrium Health, Series E, Remarketing	0.800%	10/31/25	$2,000,000	$1,991,594 (a)(b)
North Carolina State Turnpike Authority, Triangle Expressway System Turnpike Revenue, Senior Lien, Refunding, AG	5.000%	1/1/33	3,455,000	3,649,328
Total North Carolina				5,640,922
Ohio — 1.7%
Columbus Ohio Regional Airport Authority Revenue, John Glenn Columbus International Airport, Series A, Refunding	5.000%	1/1/30	500,000	538,910 (c)
Ohio State Air Quality Development Authority Revenue, American Electric Power Co. Project, Series A, Refunding	3.750%	1/1/29	1,000,000	1,003,323 (c)
Ohio State Hospital Revenue, Cleveland Clinic Health System Obligated Group, Series A, Refunding	5.000%	1/1/30	3,470,000	3,654,361
Total Ohio				5,196,594
Oregon — 1.8%
Clackamas County, OR, School District No 62, Oregon City, GO, CAB, Series A, SBG	0.000%	6/15/29	400,000	361,369
Lane County, OR, School District No 1, Pleasant Hill, GO, CAB, Series B, SBG	0.000%	6/15/27	1,320,000	1,254,703
Salem-Keizer, OR, School District No 24J, GO:
Marion and Polk Counties, SBG	5.000%	6/15/31	2,050,000	2,160,411
Series B, SBG	0.000%	6/15/28	845,000	784,631
Series B, SBG	0.000%	6/15/30	1,050,000	912,938
Total Oregon				5,474,052
Pennsylvania — 0.4%
Pennsylvania State Economic Development Financing Authority Revenue, Sewage Sludge Disposal, Philadelphia Biosolids Facility Project, Refunding	4.000%	1/1/26	1,220,000	1,223,162
South Carolina — 1.2%
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, Subseries B-2, Refunding (SOFR x 0.670 + 1.900%)	4.835%	3/1/31	2,000,000	2,064,927 (a)(b)
South Carolina State Public Service Authority Revenue, Santee Cooper, Series B, Refunding	5.000%	12/1/28	1,375,000	1,484,365
Total South Carolina				3,549,292
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Tennessee — 4.2%
Metropolitan Government of Nashville & Davidson County, TN, HEFA Revenue, The Vanderbilt University, Refunding	5.000%	10/1/34	$1,010,000	$1,147,904
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	9,475,000	9,498,227 (a)(b)
Tennessee State Housing Development Agency Residential Finance Program Revenue, Series B	3.550%	7/1/30	2,090,000	2,090,241
Total Tennessee				12,736,372
Texas — 13.7%
Central Texas Turnpike System Revenue, Series C, Refunding	5.000%	8/15/31	1,000,000	1,113,252
Denton, TX, ISD, GO, Unlimited Tax School Building Bonds, Series B-2, PSF - GTD	4.000%	8/15/30	3,870,000	4,068,701 (a)(b)
Fort Bend, TX, ISD, GO, Series B, Refunding, PSF - GTD	0.720%	8/1/26	800,000	779,971 (a)(b)
Galveston, TX, Wharves & Terminal Revenue:
First Lien, Series A	5.000%	8/1/29	375,000	397,247 (c)
First Lien, Series A	5.000%	8/1/30	550,000	587,194 (c)
First Lien, Series A	5.000%	8/1/31	1,015,000	1,086,346 (c)
Goose Creek, TX, Consolidated ISD, GO, Series B, PSF - GTD	0.600%	8/17/26	1,040,000	1,019,350 (a)(b)
Lower Colorado River, TX, Authority Revenue, Series B, Refunding	5.000%	5/15/32	2,000,000	2,177,041 (a)(b)
Mission, TX, EDC, Solid Waste Disposal Revenue, Graphic Packaging International, LLC Project, Green Bonds	5.000%	6/1/30	300,000	305,045 (a)(b)(c)
North Texas Tollway Authority Revenue:
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/30	2,920,000	2,562,760
CAB, First Tier, Series D, Refunding, AG	0.000%	1/1/31	2,840,000	2,396,488
San Antonio, TX, Electric and Gas Revenue, Junior Lien, Refunding	1.750%	12/1/25	2,850,000	2,838,648 (a)(b)
Texas State:
Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Senior Lien, Series B (3 mo. Term SOFR x 0.670 + 0.262%)	3.769%	12/15/26	2,035,000	2,035,560 (b)
Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue, Series C (3 mo. Term SOFR x 0.660 + 0.863%)	3.713%	9/15/27	855,000	856,311 (b)
Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, Refunding	5.000%	12/15/27	3,750,000	3,897,183
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/26	$1,200,000	$1,208,469
Municipal Gas Acquisition & Supply Corp. IV, Gas Supply Revenue, Series B	5.250%	1/1/27	1,250,000	1,285,491
Texas State College Student Loan Bonds, GO, Series 2016	5.500%	8/1/28	3,535,000	3,612,397 (c)
Texas State Transportation Commission Revenue, Highway Fund, First Tier Revenue, Series B, Refunding	0.560%	4/1/26	1,500,000	1,473,962
Texas State Transportation Commission Revenue, Mobility Fund, GO, Series B	0.650%	4/1/26	2,500,000	2,459,971 (a)(b)
Texas State Water Financial Assistance Revenue, GO, Series B, Refunding	5.000%	8/1/31	2,500,000	2,603,333
Troy, TX, ISD, GO, CAB, Refunding, PSF - GTD	0.000%	8/1/29	925,000	819,170
University of Houston, TX, Board of Regents System, Consolidated Revenue, Series A, Refunding	5.000%	2/15/30	2,115,000	2,136,036
Total Texas				41,719,926
Utah — 1.1%
Salt Lake City, UT, Airport Revenue:
Series A	5.000%	7/1/29	2,500,000	2,692,395 (c)
Series A	5.000%	7/1/32	705,000	720,401 (c)
Total Utah				3,412,796
Virginia — 0.9%
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue, Virginia Electric & Power Co. Project, Series A	0.750%	9/2/25	2,650,000	2,650,000 (a)(b)
Washington — 2.1%
Central Puget Sound, WA, Regional Transit Authority Revenue, Sales Tax & Motor Vehicle Excise Tax Improvement, Green Bonds, Series S-2A (SIFMA Municipal Swap Index Yield + 0.200%)	2.930%	11/1/26	2,000,000	1,986,176 (a)(b)
Port of Seattle, WA, Intermediate Lien Revenue:
Series B, Private Activity, Refunding	5.000%	8/1/28	1,060,000	1,126,341 (c)
Series B, Refunding	5.000%	7/1/29	2,020,000	2,180,026 (c)
Seattle, WA, Municipal Light & Power Revenue, Series B, Refunding (SIFMA Municipal Swap Index Yield + 0.250%)	2.980%	11/1/26	1,000,000	990,536 (a)(b)
Total Washington				6,283,079
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Short Duration Municipal Income Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
West Virginia — 0.3%
West Virginia State EDA Revenue, Solid Waste Disposal Facility, Appalachian Power Co. AMOS Project, Series A	3.300%	9/1/28	$1,000,000	$999,404 (a)(b)(c)(d)
Total Investments before Short-Term Investments (Cost — $294,288,215)				297,218,699

Short-Term Investments — 2.0%
Municipal Bonds — 2.0%
Maryland — 0.1%
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, Series D, Refunding, LOC - TD Bank N.A.	3.900%	7/1/41	400,000	400,000 (e)(f)
Mississippi — 0.1%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR, Chevron USA Inc. Project, Series C	3.750%	12/1/30	300,000	300,000 (e)(f)
New Jersey — 0.1%
New Jersey State Health Care Facilities Financing Authority Revenue, Virtua-Memorial Hospital Burlington County, Inc., Series D, LOC - TD Bank N.A.	2.250%	7/1/43	300,000	300,000 (e)(f)
New York — 0.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2014, Series AA, Refunding, SPA - Mizuho Bank Ltd.	3.950%	6/15/48	1,200,000	1,200,000 (e)(f)
Oregon — 1.3%
Oregon State Facilities Authority Revenue, Peacehealth, Series B, Refunding, LOC - TD Bank N.A.	3.800%	8/1/34	3,920,000	3,920,000 (e)(f)

Total Short-Term Investments (Cost — $6,120,000)				6,120,000
Total Investments — 99.6% (Cost — $300,408,215)				303,338,699
Other Assets in Excess of Liabilities — 0.4%				1,293,924
Total Net Assets — 100.0%				$304,632,623

See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

 Western Asset Short Duration Municipal Income Fund
(a)	Maturity date shown represents the mandatory tender date.
(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Securities traded on a when-issued or delayed delivery basis.
(e)
Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association
(“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate
Transparency System.

(f)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Schedule of Investments (unaudited) (cont’d)
August 31, 2025
 Western Asset Short Duration Municipal Income Fund
Abbreviation(s) used in this schedule:
AG	—	Assured Guaranty — Insured Bonds
BAM	—	Build America Mutual — Insured Bonds
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CWA	—	Clean Water Act
DFA	—	Development Finance Agency
EDA	—	Economic Development Authority
EDC	—	Economic Development Corporation
EFA	—	Educational Facilities Authority
FHA	—	Federal Housing Administration — Insured Bonds
GO	—	General Obligation
GTD	—	Guaranteed
HDA	—	Housing Development Authority
HDC	—	Housing Development Corporation
HEFA	—	Health & Educational Facilities Authority
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
ISD	—	Independent School District
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
MTA	—	Metropolitan Transportation Authority
PCFA	—	Pollution Control Financing Authority
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
SBG	—	School Bond Guaranty
SIFMA	—	Securities Industry and Financial Markets Association
SOFR	—	Secured Overnight Financing Rate
SPA	—	Standby Bond Purchase Agreement — Insured Bonds
TCRS	—	Transferable Custodial Receipts
USD	—	Unified School District
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited)
August 31, 2025

Assets:
Investments, at value (Cost — $300,408,215)	$303,338,699
Cash	57,124
Interest receivable	2,786,164
Receivable for Fund shares sold	157,552
Prepaid expenses	40,752
Total Assets	306,380,291
Liabilities:
Payable for securities purchased	1,000,000
Payable for Fund shares repurchased	395,974
Transfer agent fees payable	96,841
Investment management fee payable	59,723
Distributions payable	54,689
Service and/or distribution fees payable	29,990
Trustees’ fees payable	2,462
Accrued expenses	107,989
Total Liabilities	1,747,668
Total Net Assets	$304,632,623
Net Assets:
Par value (Note 7)	$600
Paid-in capital in excess of par value	329,683,675
Total distributable earnings (loss)	(25,051,652)
Total Net Assets	$304,632,623
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Statement of Assets and Liabilities (unaudited) (cont’d)
August 31, 2025
Net Assets:
Class A	$201,784,821
Class C	$8,600,572
Class C2	$676,236
Class I	$86,027,937
Class IS	$7,543,057
Shares Outstanding:
Class A	39,766,042
Class C	1,693,846
Class C2	133,330
Class I	16,954,902
Class IS	1,484,882
Net Asset Value:
Class A (and redemption price)	$5.07
Class C (and redemption price)	$5.08
Class C2 (and redemption price)	$5.07
Class I (and redemption price)	$5.07
Class IS (and redemption price)	$5.08
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 2.25%)	$5.19
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Statement of Operations (unaudited)
For the Six Months Ended August 31, 2025

Investment Income:
Interest	$4,821,178
Expenses:
Investment management fee (Note 2)	473,781
Service and/or distribution fees (Notes 2 and 5)	181,697
Transfer agent fees (Notes 2 and 5)	127,264
Registration fees	46,566
Fund accounting fees	35,356
Audit and tax fees	27,179
Shareholder reports	12,474
Legal fees	9,245
Trustees’ fees	5,135
Commitment fees (Note 8)	1,322
Insurance	1,225
Interest expense	489
Custody fees	238
Miscellaneous expenses	6,239
Total Expenses	928,210
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(114,324)
Net Expenses	813,886
Net Investment Income	4,007,292
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Investment Transactions	369,239
Change in Net Unrealized Appreciation (Depreciation) From Investments	2,155,549
Net Gain on Investments	2,524,788
Increase in Net Assets From Operations	$6,532,080
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended August 31, 2025 (unaudited) and the Year Ended February 28, 2025	August 31	February 28
Operations:
Net investment income	$4,007,292	$8,234,369
Net realized gain (loss)	369,239	(1,720,575)
Change in net unrealized appreciation (depreciation)	2,155,549	4,913,063
Increase in Net Assets From Operations	6,532,080	11,426,857
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,960,794)	(8,221,657)
Decrease in Net Assets From Distributions to Shareholders	(3,960,794)	(8,221,657)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,422,280	45,221,524
Reinvestment of distributions	3,652,662	7,489,805
Cost of shares repurchased	(38,607,476)	(130,366,071)
Decrease in Net Assets From Fund Share Transactions	(21,532,534)	(77,654,742)
Decrease in Net Assets	(18,961,248)	(74,449,542)
Net Assets:
Beginning of period	323,593,871	398,043,413
End of period	$304,632,623	$323,593,871
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class A Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$5.03	$4.98	$4.91	$5.05	$5.17	$5.18
Income (loss) from operations:
Net investment income	0.06	0.11	0.10	0.07	0.05	0.07
Net realized and unrealized gain (loss)	0.04	0.05	0.07	(0.14)	(0.12)	(0.01)
Total income (loss) from operations	0.10	0.16	0.17	(0.07)	(0.07)	0.06
Less distributions from:
Net investment income	(0.06)	(0.11)	(0.10)	(0.07)	(0.05)	(0.07)
Total distributions	(0.06)	(0.11)	(0.10)	(0.07)	(0.05)	(0.07)
Net asset value, end of period	$5.07	$5.03	$4.98	$4.91	$5.05	$5.17
Total return[4]	2.06%	3.32%	3.50%	(1.45)%	(1.41)%	1.10%
Net assets, end of period (millions)	$202	$210	$247	$304	$373	$359
Ratios to average net assets:
Gross expenses	0.62%[5]	0.60%	0.57%	0.56%	0.55%	0.56%
Net expenses[6,7]	0.55 [5]	0.55	0.55	0.55	0.55	0.56
Net investment income	2.50 [5]	2.28	2.03	1.35	0.96	1.31
Portfolio turnover rate	14%	26%	33%	28%	30%	50%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. Prior to May 21, 2021, the expense limitation was 0.70%.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$5.03	$4.99	$4.91	$5.06	$5.17	$5.18
Income (loss) from operations:
Net investment income	0.05	0.10	0.08	0.05	0.03	0.05
Net realized and unrealized gain (loss)	0.05	0.04	0.08	(0.15)	(0.11)	(0.01)
Total income (loss) from operations	0.10	0.14	0.16	(0.10)	(0.08)	0.04
Less distributions from:
Net investment income	(0.05)	(0.10)	(0.08)	(0.05)	(0.03)	(0.05)
Total distributions	(0.05)	(0.10)	(0.08)	(0.05)	(0.03)	(0.05)
Net asset value, end of period	$5.08	$5.03	$4.99	$4.91	$5.06	$5.17
Total return[4]	2.07%	2.75%	3.34%	(1.98)%	(1.55)%[5]	0.76%
Net assets, end of period (000s)	$8,601	$10,858	$18,917	$41,548	$90,990	$145,567
Ratios to average net assets:
Gross expenses	0.98%[6]	0.95%	0.92%	0.91%	0.89%	0.89%
Net expenses[7]	0.94 [6,8]	0.91 [8]	0.91 [8]	0.91	0.89 [8]	0.89 [8]
Net investment income	2.11 [6]	1.90	1.65	0.94	0.63	0.98
Portfolio turnover rate	14%	26%	33%	28%	30%	50%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return includes a payment by an affiliate to reimburse for an error. Absent this payment, total return would have been -1.75% for the year ended February 28, 2022.
[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C shares did not exceed 1.05%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class C2 Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021[4]
Net asset value, beginning of period	$5.03	$4.98	$4.91	$5.05	$5.17	$5.16
Income (loss) from operations:
Net investment income	0.05	0.09	0.07	0.04	0.02	0.01
Net realized and unrealized gain (loss)	0.04	0.05	0.07	(0.14)	(0.12)	0.01 [5]
Total income (loss) from operations	0.09	0.14	0.14	(0.10)	(0.10)	0.02
Less distributions from:
Net investment income	(0.05)	(0.09)	(0.07)	(0.04)	(0.02)	(0.01)
Total distributions	(0.05)	(0.09)	(0.07)	(0.04)	(0.02)	(0.01)
Net asset value, end of period	$5.07	$5.03	$4.98	$4.91	$5.05	$5.17
Total return[6]	1.78%	2.77%	2.95%	(1.95)%	(1.91)%	0.39%
Net assets, end of period (000s)	$676	$691	$845	$959	$1,319	$637
Ratios to average net assets:
Gross expenses	1.15%[7]	1.12%	1.09%	1.06%	1.05%	1.06%[7]
Net expenses[8]	1.11 [7,9]	1.08 [9]	1.08 [9]	1.06	1.05 [9]	1.06 [7]
Net investment income	1.95 [7]	1.75	1.51	0.79	0.45	0.60 [7]
Portfolio turnover rate	14%	26%	33%	28%	30%	50%[10]

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]	For the period November 2, 2020 (inception date) to February 28, 2021.
[5]
Calculation of the net gain per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized losses presented in the Statement of Operations due to the timing of the sales and repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

[6]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.
[8]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class C2 shares did not exceed 1.20%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[9]	Reflects fee waivers and/or expense reimbursements.
[10]	For the year ended February 28, 2021.
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class I Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$5.03	$4.98	$4.91	$5.05	$5.17	$5.17
Income (loss) from operations:
Net investment income	0.07	0.12	0.11	0.07	0.06	0.07
Net realized and unrealized gain (loss)	0.04	0.05	0.07	(0.14)	(0.12)	(0.00)[4]
Total income (loss) from operations	0.11	0.17	0.18	(0.07)	(0.06)	0.07
Less distributions from:
Net investment income	(0.07)	(0.12)	(0.11)	(0.07)	(0.06)	(0.07)
Total distributions	(0.07)	(0.12)	(0.11)	(0.07)	(0.06)	(0.07)
Net asset value, end of period	$5.07	$5.03	$4.98	$4.91	$5.05	$5.17
Total return[5]	2.14%	3.48%	3.65%	(1.32)%	(1.26)%	1.45%
Net assets, end of period (000s)	$86,028	$93,990	$126,663	$184,211	$341,989	$349,549
Ratios to average net assets:
Gross expenses	0.48%[6]	0.47%	0.44%	0.43%	0.42%	0.42%
Net expenses[7,8]	0.40 [6]	0.40	0.40	0.40	0.40	0.40
Net investment income	2.65 [6]	2.42	2.17	1.45	1.11	1.45
Portfolio turnover rate	14%	26%	33%	28%	30%	50%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]	Amount represents less than $0.005 or greater than $(0.005) per share.
[5]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.
[7]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.40%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent.

[8]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended February 28, unless otherwise noted:
Class IS Shares[1]	2025[2]	2025	2024[3]	2023	2022	2021
Net asset value, beginning of period	$5.04	$4.99	$4.91	$5.05	$5.17	$5.18
Income (loss) from operations:
Net investment income	0.07	0.13	0.11	0.08	0.06	0.08
Net realized and unrealized gain (loss)	0.04	0.04	0.08	(0.14)	(0.12)	(0.01)
Total income (loss) from operations	0.11	0.17	0.19	(0.06)	(0.06)	0.07
Less distributions from:
Net investment income	(0.07)	(0.12)	(0.11)	(0.08)	(0.06)	(0.08)
Total distributions	(0.07)	(0.12)	(0.11)	(0.08)	(0.06)	(0.08)
Net asset value, end of period	$5.08	$5.04	$4.99	$4.91	$5.05	$5.17
Total return[4]	2.17%	3.53%	3.91%	(1.25)%	(1.21)%	1.32%
Net assets, end of period (000s)	$7,543	$8,208	$4,882	$5,721	$6,653	$5,926
Ratios to average net assets:
Gross expenses	0.39%[5]	0.39%	0.37%	0.35%	0.35%	0.34%
Net expenses[6,7]	0.35 [5]	0.35	0.35	0.35	0.34	0.34
Net investment income	2.70 [5]	2.51	2.24	1.55	1.16	1.52
Portfolio turnover rate	14%	26%	33%	28%	30%	50%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the six months ended August 31, 2025 (unaudited).
[3]	For the year ended February 29.
[4]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class IS shares did not exceed 0.35%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited)
1. Organization and significant accounting policies
Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$297,218,699	—	$297,218,699
Short-Term Investments†	—	6,120,000	—	6,120,000
Total Investments	—	$303,338,699	—	$303,338,699

†	See Schedule of Investments for additional detailed categorizations.
(b) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.
Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(c) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and are paid monthly. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and declared at least annually. Distributions to shareholders of the Fund are

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, credits earned, if any, are recognized as income.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of February 28, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (“Western Asset”) is the Fund’s subadviser. FTFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.30% of the Fund’s average daily net assets.
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C,
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
Class C2, Class I and Class IS shares did not exceed 0.55%, 1.05%, 1.20%, 0.40% and 0.35%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent.
During the six months ended August 31, 2025, fees waived and/or expenses reimbursed amounted to $114,324.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at August 31, 2025, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class C2	Class I	Class IS
Expires February 28, 2026	$61,432	$3,981	$122	$54,383	$990
Expires February 28, 2027	120,398	5,351	269	71,901	2,769
Expires February 29, 2028	73,296	2,011	142	37,163	1,712
Total fee waivers/expense reimbursements subject to recapture	$255,126	$11,343	$533	$163,447	$5,471
For the six months ended August 31, 2025, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the six months ended August 31, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $1,073 was earned by Investor Services.
There is a maximum initial sales charge of 2.25% for Class A shares. In certain cases, Class A shares have a 0.50% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

shares of funds sold by Franklin Distributors, equal or exceed $250,000 in the aggregate. These purchases do not incur an initial sales charge.
For the six months ended August 31, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

Class A
Sales charges	$1,410
CDSCs	459
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
The Fund is permitted to purchase or sell short-term variable rate demand obligations from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended August 31, 2025, such purchase and sale transactions (excluding accrued interest) were $34,670,000 and $29,815,000, respectively. There was no realized gain or loss recognized as a result of these transactions.
3. Investments
During the six months ended August 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$41,830,181
Sales	66,232,219
At August 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$299,943,560	$4,560,600	$(1,165,461)	$3,395,139
4. Derivative instruments and hedging activities
During the six months ended August 31, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class C2 shares calculated at the annual rate of 0.15%, 0.50% and 0.65% of the
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the six months ended August 31, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$155,250	$81,730
Class C	24,232	4,240
Class C2	2,215	369
Class I	—	40,892
Class IS	—	33
Total	$181,697	$127,264
For the six months ended August 31, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$73,296
Class C	2,011
Class C2	142
Class I	37,163
Class IS	1,712
Total	$114,324
6. Distributions to shareholders by class

	Six Months Ended August 31, 2025	Year Ended February 28, 2025
Net Investment Income:
Class A	$2,560,742	$5,108,909
Class C	100,943	279,940
Class C2	6,542	12,936
Class I	1,184,607	2,633,567
Class IS	107,960	186,305
Total	$3,960,794	$8,221,657
7. Shares of beneficial interest
At August 31, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended August 31, 2025		Year Ended February 28, 2025
	Shares	Amount	Shares	Amount
Class A
Shares sold	1,690,859	$8,473,891	4,869,117	$24,322,099
Shares issued on reinvestment	477,740	2,401,593	944,587	4,718,914
Shares repurchased	(4,112,971)	(20,651,601)	(13,605,952)	(67,993,437)
Net decrease	(1,944,372)	$(9,776,117)	(7,792,248)	$(38,952,424)
Class C
Shares sold	9,780	$49,077	179,069	$892,450
Shares issued on reinvestment	20,021	100,652	55,935	279,504
Shares repurchased	(492,886)	(2,473,206)	(1,871,528)	(9,358,927)
Net decrease	(463,085)	$(2,323,477)	(1,636,524)	$(8,186,973)
Class C2
Shares sold	6,079	$30,494	37,054	$184,333
Shares issued on reinvestment	1,302	6,542	2,590	12,936
Shares repurchased	(11,388)	(57,061)	(71,850)	(359,201)
Net decrease	(4,007)	$(20,025)	(32,206)	$(161,932)
Class I
Shares sold	856,336	$4,289,706	3,016,738	$15,069,504
Shares issued on reinvestment	206,159	1,035,915	458,904	2,292,189
Shares repurchased	(2,791,062)	(14,007,172)	(10,206,462)	(50,951,462)
Net decrease	(1,728,567)	$(8,681,551)	(6,730,820)	$(33,589,769)
Class IS
Shares sold	115,554	$579,112	953,963	$4,753,138
Shares issued on reinvestment	21,458	107,960	37,212	186,262
Shares repurchased	(281,687)	(1,418,436)	(340,401)	(1,703,044)
Net increase (decrease)	(144,675)	$(731,364)	650,774	$3,236,356
8. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of
Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Notes to Financial Statements (unaudited) (cont’d)
the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended August 31, 2025.
9. Deferred capital losses
As of February 28, 2025, the Fund had deferred capital losses of $30,077,033, which have no expiration date, that will be available to offset future taxable capital gains.
10. Operating segments
The Fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Fund’s financial position or results of operations.
The Fund operates as a single operating segment, which is an investment portfolio. A management group of the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Western Asset Short Duration Municipal Income Fund 2025 Semi-Annual Report

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.
Western Asset Short Duration Municipal Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited)
The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Franklin Templeton Fund Adviser, LLC (“FTFA”) with respect to the Fund and the subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset” or the “Subadviser”, and together with FTFA, the “Advisers”) with respect to the Fund (collectively, the “Agreements”) at a meeting held on April 29, 2025. At an in-person meeting held on May 13, 2025, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.
In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time.
As part of their review, the Trustees examined FTFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadviser’s ability to provide high quality investment management services to the Fund. The Trustees considered the experience of FTFA’s personnel in providing the types of services that FTFA is responsible for providing to the Fund; the ability of FTFA to attract and retain capable personnel; and the capability and integrity of FTFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadviser; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadviser to attract and retain capable research and advisory personnel; the risks to the Advisers associated with

Western Asset Short Duration Municipal Income Fund

sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as FTFA’s and the Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadviser’s investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.
The Board reviewed the qualifications, backgrounds and responsibilities of FTFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of FTFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.
In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2024. The information comparing the Fund’s performance to that of its Performance Universe, consisting of funds (including the Fund) classified as retail and institutional short municipal debt funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, and 5-year periods ended December 31, 2024 was below the median and that the Fund’s performance for the 10-year period ended December 31, 2024 was above the median. The Board noted that the Fund’s performance exceeded the performance of its benchmark index for the 1-, 3-, and 5-year periods ended December 31, 2024 and trailed that of its benchmark index for the 10-year period ended December 31, 2024. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.
The Trustees also considered the management fee payable by the Fund to FTFA, total expenses payable by the Fund and the fee that FTFA pays to the Subadviser. They reviewed information concerning management fees paid to investment advisers of similarly managed funds as well as fees paid by Western Asset’s other clients, including separate accounts managed by Western Asset. The Trustees also noted that the Fund does not pay any management fees directly to the Subadviser because FTFA pays the Subadviser for services provided to the Fund out of the management fee FTFA receives from the Fund.  The information comparing the Fund’s Contractual and Actual Management Fees as well as its
Western Asset Short Duration Municipal Income Fund

Board Approval of Management and
Subadvisory Agreements (unaudited) (cont’d)
actual total expense ratio to its peer group, consisting of a group of institutional short municipal debt funds (including the Fund) chosen by Broadridge to be comparable to the Fund, showed that the Fund’s Contractual Management Fee was below the median and the Fund’s Actual Management Fee was below the median. The Board noted that the Fund’s actual total expense ratio was below the median. The Board also considered that the current limitation on the Fund’s expenses is expected to continue through December 2026.
The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.
Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board noted that the Fund’s Contractual Management Fee was below the median and the Fund’s Actual Management Fee was below the median of the peer group. The Board also noted the size of the Fund.
In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements, including the investment advisory fees, in light of all of the surrounding circumstances.
Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers but would continue to closely monitor the Advisers’ performance; that the fees to be paid to the Advisers under the Agreements were fair and reasonable given the scope and quality of the services rendered by the Advisers; and that approval of the Agreements was in the best interest of the Fund and its shareholders.

Western Asset Short Duration Municipal Income Fund

Western Asset
Short Duration Municipal Income Fund
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Western Asset Management Company, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Short Duration Municipal Income Fund
The Fund is a separate investment series of Legg Mason Partners Income Trust, a Maryland statutory trust.
Western Asset Short Duration Municipal Income Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Short Duration Municipal Income Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies
NOT PART OF THE SEMI-ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE SEMI-ANNUAL REPORT

90279-SFSOI 10/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	October 24, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	October 24, 2025